Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.7%
Alabama Federal Aid Highway Finance
Authority, Series A, RB, 5.00%, 09/01/28 .. USD 90 $ 95,706
Alabama Highway Finance Corp., Series
2020A, RB, 5.00%, 08/01/28 ......... 175 187,361
Alabama Public School and College Authority,
Series 2020A, RB, 5.00%, 11/01/28 ..... 735 797,698
City of Huntsville, Series 2018B, GO,
5.00%, 05/01/28 ................. 80 85,170
State of Alabama
Series 2016A , GO , 4.00% , 11/01/28 ..... 45 45,580
Series 2018A , GO , 5.00% , 11/01/29 ..... 270 292,356
University of Alabama (The)
Series 2019A , RB , 5.00% , 07/01/28 ..... 175 188,581
Series 2019C , RB , 5.00% , 07/01/28 ..... 745 802,815
2,495,267
Arizona — 1.6%
Arizona Board of Regents
Series 2021C , RB , 5.00% , 07/01/28 ..... 150 161,756
Series 2021 , RB , 5.00% , 08/01/28 ...... 125 134,756
Arizona Department of Transportation
State Highway Fund, Series 2016, RB,
5.00%, 07/01/28 ................. 120 124,607
City of Mesa, Series 2018, RB, 5.00%, 07/01/29 130 139,722
City of Phoenix Civic Improvement Corp.
Series 2016 , RB , 5.00% , 07/01/28 ...... 100 103,814
Series 2017D , RB , 5.00% , 07/01/28 ..... 340 358,549
Series 2020A , RB , 5.00% , 07/01/28 ..... 435 469,594
Series 2021A , RB , 5.00% , 07/01/28 ..... 420 453,401
Series 2018A , RB , 5.00% , 07/01/29 ..... 215 232,147
County of Pima
Series 2018 , RB , 5.00% , 07/01/28 ...... 200 215,221
Series 2020B , COP , 5.00% , 07/01/28 .... 260 279,787
Maricopa County Unified School District
No. 80 Chandler, Series 2015C, GO,
5.00%, 07/01/28 ................. 110 118,790
Maricopa County Union High School District
No. 210-Phoenix, Series 2018, GO,
5.00%, 07/01/28 ................. 100 105,794
Salt River Project Agricultural Improvement &
Power District
Series 2016A , RB , 5.00% , 01/01/28 ..... 750 785,788
Series 2017A , RB , 5.00% , 01/01/28 ..... 425 455,029
Series 2019A , RB , 5.00% , 01/01/28 ..... 200 214,131
Series 2017A , RB , 5.00% , 01/01/29 ..... 535 570,827
Series 2017A , RB , 5.00% , 01/01/30 ..... 145 154,491
Series 2017A , RB , 5.00% , 01/01/31 ..... 150 159,818
Series 2017A , RB , 5.00% , 01/01/32 ..... 100 106,175
State of Arizona, Series 2019A, COP,
5.00%, 10/01/28 ................. 310 337,614
State of Arizona Lottery, Series 2019, RB,
5.00%, 07/01/28 ................. 150 161,425
University of Arizona (The), Series 2016, RB,
5.00%, 06/01/28 ................. 150 155,712
5,998,948
California — 12.2%
Bay Area Toll Authority, Series 2017S-7, RB,
5.00%, 04/01/28 ................. 240 258,612
Beverly Hills Unified School District, Series
2009, GO, 0.00%, 08/01/28
(a)
......... 60 53,020
Security
Par (000)
Par (000) Value
California (continued)
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 05/15/28 ...... USD 135 $ 146,010
Series 2016 , RB , 5.00% , 10/01/28 ...... 220 227,725
Series 2017 , RB , 5.00% , 10/01/28 ...... 270 286,861
Series 2018 , RB , 5.00% , 10/01/28 ...... 85 92,302
Series 2023 , RB , 5.00% , 10/01/28 ...... 275 301,284
California State Public Works Board
Series 2019B , RB , 5.00% , 05/01/28 ..... 150 161,556
Series 2021B , RB , 5.00% , 05/01/28 ..... 55 59,237
Series 2022A , RB , 5.00% , 08/01/28 ..... 500 541,030
Series 2022C , RB , 5.00% , 08/01/28 ..... 120 129,847
Series D , RB , 5.00% , 09/01/28 ......... 240 253,558
Series 2016E , RB , 4.00% , 10/01/28 ..... 50 50,741
Series 2017G , RB , 5.00% , 10/01/28 ..... 85 89,928
Series 2016C , RB , 5.00% , 11/01/28 ..... 25 26,028
Series 2018C , RB , 5.00% , 11/01/28 ..... 270 293,495
Series 2020D , RB , 5.00% , 11/01/28 ..... 100 108,702
Series 2020E , RB , 5.00% , 11/01/28 ..... 145 157,618
Series 2018C , RB , 5.00% , 11/01/31 ..... 75 80,908
California State University
Series 2016A , RB , 5.00% , 11/01/28 ..... 650 674,574
Series 2017A , RB , 5.00% , 11/01/28 ..... 45 47,513
Series 2018A , RB , 5.00% , 11/01/28 ..... 100 109,247
Series 2020C , RB , 5.00% , 11/01/28 ..... 100 109,247
Series 2018A , RB , 5.00% , 11/01/30 ..... 100 108,691
Series 2018A , RB , 5.00% , 11/01/31 ..... 195 211,789
Campbell Union High School District, Series B,
GO, 5.00%, 08/01/28 .............. 115 120,459
City of Los Angeles
Series 2023A , RB , 5.00% , 02/01/28 ..... 300 323,078
Series 2018-B , GO , 5.00% , 09/01/28 .... 55 59,803
Series 2018A , RB , 5.00% , 06/01/30 ..... 90 96,958
Series 2018A , RB , 5.00% , 06/01/31 ..... 150 161,283
Series 2018A , RB , 5.00% , 06/01/32 ..... 140 150,088
City of Los Angeles Department of Airports,
Series 2019E, RB, AMT, 5.00%, 05/15/28 . 25 27,120
City of Riverside
Series 2019A , RB , 5.00% , 10/01/28 ..... 130 142,114
Series 2018A , RB , 5.00% , 08/01/29 ..... 125 135,668
City of San Francisco, Series A, RB,
5.00%, 11/01/28 ................. 245 255,996
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(a)
890 783,682
Series 2019F , GO , 4.00% , 08/01/28 ..... 90 94,386
Series 2017D , GO , 5.00% , 08/01/28 ..... 170 181,559
Contra Costa Transportation Authority Sales
Tax
Series 2017A , RB , 5.00% , 03/01/28 ..... 215 227,199
Series 2018B , RB , 5.00% , 03/01/28 ..... 215 227,199
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 55 58,583
East Bay Municipal Utility District Water
System, Series 2017B, RB, 5.00%, 06/01/28 375 399,432
El Camino Community College District
Foundation (The)
Series 2012C , GO , 0.00% , 08/01/28
(a)
.... 1,000 886,108
Series 2016 , GO , 5.00% , 08/01/28 ...... 125 130,989
Fairfield-Suisun Unified School District, Series
2020, GO, 4.00%, 08/01/31 .......... 100 104,105
Long Beach Community College District, Series
2017G, GO, 5.00%, 08/01/28 ......... 150 159,708
Long Beach Unified School District, Series
2016, GO, 5.00%, 08/01/28 .......... 175 183,001

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles Community College District
Series I , GO , 4.00% , 08/01/28 ......... USD 35 $ 35,688
Series 2024 , GO , 5.00% , 08/01/28 ...... 700 764,032
Series J , GO , 5.00% , 08/01/28 ......... 65 69,300
Los Angeles County Facilities, Inc., Series
2018A, RB, 5.00%, 12/01/31 ......... 325 354,706
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2016A , RB , 5.00% , 06/01/28 ..... 230 238,497
Series 2020A , RB , 5.00% , 06/01/28 ..... 980 1,062,326
Series 2021A , RB , 5.00% , 06/01/28 ..... 105 114,012
Series 2017A , RB , 5.00% , 07/01/28 ..... 140 148,851
Series 2019A , RB , 5.00% , 07/01/28 ..... 105 114,204
Series 2023A , RB , 5.00% , 07/01/28 ..... 230 250,160
Los Angeles Department of Water & Power
Series 2017B , RB , 5.00% , 07/01/28 ..... 60 63,080
Series 2017C , RB , 5.00% , 07/01/28 ..... 35 37,154
Series 2018D , RB , 5.00% , 07/01/28 ..... 75 81,522
Series 2020A , RB , 5.00% , 07/01/28 ..... 390 423,914
Series 2022E , RB , 5.00% , 07/01/28 ..... 25 27,174
Series 2018A , RB , 5.00% , 07/01/29 ..... 105 112,967
Series 2018D , RB , 5.00% , 07/01/30 ..... 100 107,956
Los Angeles Department of Water & Power
Water System
Series 2016A , RB , 5.00% , 07/01/28 ..... 135 138,871
Series 2016B , RB , 5.00% , 07/01/28 ..... 45 46,290
Series 2017A , RB , 5.00% , 07/01/28 ..... 230 241,918
Series 2020A , RB , 5.00% , 07/01/28 ..... 180 195,792
Series 2023A , RB , 5.00% , 07/01/28 ..... 290 315,443
Series 2018A , RB , 5.00% , 07/01/31 ..... 65 69,460
Series 2018B , RB , 5.00% , 07/01/31 ..... 120 129,373
Los Angeles Unified School District
Series 2020A , GO , 4.00% , 07/01/28 ..... 100 104,355
Series 2016B , GO , 5.00% , 07/01/28 ..... 505 525,534
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 240 257,032
Series 2018M-1 , GO , 5.00% , 07/01/28 ... 130 139,226
Series 2020A , GO , 5.00% , 07/01/28 ..... 90 97,756
Series 2021A , GO , 5.00% , 07/01/28 ..... 615 668,002
Series 2023QRR , GO , 5.00% , 07/01/28 ... 285 309,562
Series 2018B-1 , GO , 5.00% , 07/01/29 .... 255 272,536
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 415 442,632
Series 2018M-1 , GO , 5.00% , 07/01/31 ... 180 191,705
Metropolitan Water District of Southern
California
Series 2019A , RB , 5.00% , 07/01/28 ..... 265 287,735
Series 2018B , RB , 5.00% , 09/01/28 ..... 605 659,056
Series 2018B , RB , 5.00% , 01/01/31 ..... 115 124,421
Napa Valley Community College District, Series
2005B, GO, 0.00%, 08/01/28 (NPFGC)
(a)
.. 140 124,055
Newport Mesa Unified School District
Series 2007 , GO , 0.00% , 08/01/28
( NPFGC )
(a)
.................... 675 596,241
Series 2017 , GO , 5.00% , 08/01/28 ...... 65 69,591
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/28
(NPFGC)
(a)
.................... 315 276,716
Ohlone Community College District, Series
2016, GO, 4.00%, 08/01/28 .......... 605 617,980
Orange County Sanitation District, Series
2021A, RB, 5.00%, 02/01/28 ......... 35 37,751
Palos Verdes Peninsula Unified School District,
Series 2005R, GO, 0.00%, 09/01/28 (AGM)
(a)
495 436,416
Poway Unified School District, Series 2008A,
GO, 0.00%, 08/01/28
(a)
............. 120 105,832
Security
Par (000)
Par (000) Value
California (continued)
Sacramento Municipal Utility District, Series
2022J, RB, 5.00%, 08/15/28 .......... USD 25 $ 27,230
San Diego Community College District, Series
2016, GO, 5.00%, 08/01/28 .......... 435 454,957
San Diego County Regional Transportation
Commission, Series 2023A, RB,
5.00%, 04/01/28 ................. 230 248,905
San Diego County Water Authority, Series
2021S-1, RB, 5.00%, 05/01/28 ........ 135 145,869
San Francisco Bay Area Rapid Transit District,
Series A-1, GO, 5.00%, 08/01/28 ....... 50 53,206
San Francisco Bay Area Rapid Transit
District Sales Tax, Series 2016A, RB,
4.00%, 07/01/28 ................. 75 76,481
San Francisco City & County Airport Comm-San
Francisco International Airport, Series 2016A,
RB, 5.00%, 05/01/28 .............. 190 196,579
San Francisco City & County Public Utilities
Commission Wastewater
Series 2023A , RB , 5.00% , 10/01/28 ..... 335 366,770
Series 2018A , RB , 5.00% , 10/01/31 ..... 135 145,573
San Jose Evergreen Community College
District, Series B, GO, 0.00%, 09/01/28
(AGM)
(a)
...................... 50 43,694
San Jose Unified School District, Series 2002C,
GO, 0.00%, 08/01/28 (NPFGC)
(a)
....... 810 714,644
San Juan Unified School District
Series 2019 , GO , 4.00% , 08/01/28 ...... 60 61,240
Series 2020 , GO , 4.00% , 08/01/30 ...... 165 172,138
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/28
(a)
............. 80 70,443
San Mateo County Community College District
Series 2006B , GO , 0.00% , 09/01/28
( NPFGC )
(a)
.................... 140 123,183
Series 2018B , GO , 5.00% , 09/01/28 ..... 95 103,672
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/28 (NPFGC)
(a)
.. 75 65,858
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/28 ..... 120 129,863
Series 2017B , RB , 5.00% , 06/01/28 ..... 125 135,728
Santa Monica Community College District,
Series 2009C, GO, 0.00%, 08/01/28
(a)
.... 1,500 1,320,293
Santa Monica-Malibu Unified School District,
Series E, GO, 4.00%, 08/01/28 ........ 200 204,526
Southern California Public Power Authority
Series 2019-1 , RB , 5.00% , 07/01/28 ..... 200 216,926
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 510 553,162
State of California
Series 2003 , GO , 5.00% , 02/01/28 ( AMBAC ) 120 128,733
Series 2020 , GO , 4.00% , 03/01/28 ...... 210 218,447
GO , 5.00% , 04/01/28 ............... 1,580 1,700,241
Series 2019 , GO , 5.00% , 04/01/28 ...... 245 263,645
GO , 5.00% , 08/01/28 ............... 1,940 2,063,457
Series 2016 , GO , 5.00% , 08/01/28 ...... 540 560,213
GO , 4.00% , 09/01/28 ............... 150 152,655
GO , 5.00% , 09/01/28 ............... 710 744,485
Series 2016 , GO , 5.00% , 09/01/28 ...... 120 124,673
GO , 5.00% , 10/01/28 ............... 2,525 2,742,600
GO , 5.00% , 11/01/28 ............... 1,790 1,947,261
GO , 5.00% , 08/01/29 ............... 685 739,767
GO , 5.00% , 08/01/30 ............... 565 607,747
Series 2018 , GO , 5.00% , 10/01/30 ...... 310 334,344
GO , 5.00% , 11/01/31 ............... 100 107,919

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/28 ...... USD 50 $ 51,958
Series AW , RB , 5.00% , 12/01/28 ....... 125 131,189
Series AX , RB , 5.00% , 12/01/28 ........ 230 248,029
Series AZ , RB , 5.00% , 12/01/28 ........ 115 126,124
Series BA , RB , 5.00% , 12/01/28 ........ 185 202,895
Series AZ , RB , 5.00% , 12/01/29 ........ 130 142,628
Series AZ , RB , 5.00% , 12/01/30 ........ 170 185,912
Series AZ , RB , 5.00% , 12/01/31 ........ 70 76,322
University of California
Series 2018AZ , RB , 4.00% , 05/15/28 .... 310 322,946
Series 2021BH , RB , 5.00% , 05/15/28 .... 150 162,177
Series 2023BN , RB , 5.00% , 05/15/28 .... 955 1,032,528
Series 2024BS , RB , 5.00% , 05/15/28 .... 500 540,591
Series 2018O , RB , 5.00% , 05/15/30 ..... 105 113,098
Series 2018AZ , RB , 5.00% , 05/15/31 .... 190 204,385
William S Hart Union High School District,
Series 2005B, GO, 0.00%, 09/01/28 (AGM)
(a)
225 198,132
42,780,906
Colorado — 1.4%
Board of Governors of Colorado State
University System
Series 2017C , RB , 5.00% , 03/01/28
( HERBIP ) ..................... 110 117,637
Series 2017C , RB , 5.00% , 03/01/29
( HERBIP ) ..................... 240 255,862
Board of Water Commissioners City & County
of Denver (The), Series 2016B, RB,
2.25%, 09/15/28 .................
30 28,469
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/28 ..... 405 438,839
Series 2020B , GO , 5.00% , 08/01/28 ..... 465 503,852
Series 2022A , GO , 5.00% , 08/01/28 ..... 250 270,888
Series 2019C , RB , 5.00% , 11/15/28 ..... 100 108,430
Series 2023A , RB , 5.00% , 11/15/28 ..... 50 54,005
City of Aurora, Series 2016, RB,
5.00%, 08/01/28 ................. 60 62,379
City of Colorado Springs
Series 2020B , RB , 5.00% , 11/15/28 ..... 160 173,899
Series 2022A , RB , 5.00% , 11/15/28 ..... 410 445,615
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/28 ......... 250 267,719
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/28 ( SAW ) 420 438,272
Series 2017 , GO , 5.00% , 12/01/28 ( SAW ) . 210 219,920
E-470 Public Highway Authority, Series 2004A,
RB, 0.00%, 09/01/28 (NPFGC)
(a)
....... 680 589,591
Regional Transportation District Sales Tax,
Series 2021B, RB, 5.00%, 11/01/28 ..... 355 385,119
University of Colorado
Series 2017A-2 , RB , 5.00% , 06/01/28 .... 240 258,327
Series 2017A-2 , RB , 5.00% , 06/01/30 .... 130 140,239
4,759,062
Connecticut — 2.4%
City of Danbury, Series 2019B, GO,
4.00%, 11/01/28 ................. 50 51,189
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/28 ..... 125 129,134
Series 2022A , GO , 4.00% , 01/15/28 ..... 140 144,630
Series 2018B , GO , 5.00% , 04/15/28 ..... 560 601,581
Series 2019A , GO , 5.00% , 04/15/28 ..... 595 639,180
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2018C , GO , 5.00% , 06/15/28 ..... USD 290 $ 312,475
Series 2023B , GO , 5.00% , 08/01/28 ..... 205 221,402
Series 2018E , GO , 5.00% , 09/15/28 ..... 175 189,414
Series 2022D , GO , 5.00% , 09/15/28 ..... 225 243,532
Series 2022E , GO , 5.00% , 11/15/28 ..... 395 428,813
Series 2018E , GO , 5.00% , 09/15/30 ..... 325 348,666
Series 2018A , GO , 5.00% , 04/15/31 ..... 100 106,348
Series 2018E , GO , 5.00% , 09/15/31 ..... 205 219,285
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/28 ................. 150 158,541
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/28 ..... 565 603,779
Series 2021A , RB , 5.00% , 05/01/28 ..... 230 247,276
Series 2022A , RB , 5.00% , 07/01/28 ..... 560 603,888
Series 2022B , RB , 5.00% , 07/01/28 ..... 365 393,605
Series A , RB , 5.00% , 09/01/28 ......... 145 150,432
Series B , RB , 5.00% , 09/01/28 ......... 240 248,992
Series 2021D , RB , 5.00% , 11/01/28 ..... 330 357,998
Series 2018A , RB , 5.00% , 01/01/29 ..... 375 398,341
Series 2018B , RB , 5.00% , 10/01/30 ..... 245 262,908
University of Connecticut
Series 2018A , RB , 5.00% , 04/15/30 ..... 165 175,976
Series 2019A , RB , 5.00% , 11/01/30 ..... 150 161,282
7,398,667
Delaware — 1.0%
County of New Castle, Series 2021A, GO,
5.00%, 10/01/28 ................. 215 233,343
Delaware Transportation Authority
Series 2019 , RB , 5.00% , 07/01/28 ...... 460 496,778
Series 2020 , RB , 5.00% , 07/01/28 ...... 195 210,591
Series 2020 , RB , 5.00% , 09/01/28 ...... 135 145,645
State of Delaware
Series 2017A , GO , 5.00% , 01/01/28 ..... 310 332,333
Series 2020A , GO , 5.00% , 01/01/28 ..... 265 284,091
Series 2018A , GO , 5.00% , 02/01/28 ..... 85 91,271
Series 2019 , GO , 5.00% , 02/01/28 ...... 430 461,723
Series 2016A , GO , 2.13% , 03/01/28 ..... 15 14,190
Series 2020B , GO , 5.00% , 07/01/28 ..... 135 146,106
Series 2017A , GO , 5.00% , 01/01/29 ..... 175 187,215
Series 2018A , GO , 5.00% , 02/01/31 ..... 150 159,806
Series 2018A , GO , 5.00% , 02/01/32 ..... 150 159,798
2,922,890
District of Columbia — 2.4%
District of Columbia
Series 2021D , GO , 5.00% , 02/01/28 ..... 275 294,813
Series 2016A , GO , 5.00% , 06/01/28 ..... 220 227,860
Series 2017D , GO , 5.00% , 06/01/28 ..... 230 242,925
Series 2018A , GO , 5.00% , 06/01/28 ..... 260 280,453
Series 2023B , GO , 5.00% , 06/01/28 ..... 150 161,800
Series D , GO , 5.00% , 06/01/28 ........ 160 167,128
Series 2019A , GO , 5.00% , 10/15/28 ..... 605 657,084
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,005 1,085,135
Series 2018B , GO , 5.00% , 06/01/32 ..... 170 181,871
District of Columbia Income Tax
Series 2019A , RB , 5.00% , 03/01/28 ..... 375 402,634
Series 2020A , RB , 5.00% , 03/01/28 ..... 200 214,738
Series 2020C , RB , 5.00% , 05/01/28 ..... 95 102,315
Series 2019C , RB , 5.00% , 10/01/28 ..... 650 705,455
Series 2020B , RB , 5.00% , 10/01/28 ..... 360 390,713
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/28 ..... 180 195,283
Series 2024A , RB , 5.00% , 10/01/28 ..... 250 271,226

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series B , RB , 5.00% , 10/01/28 ......... USD 25 $ 26,363
Series 2018B , RB , 5.00% , 10/01/29 ..... 195 209,785
Series 2018B , RB , 5.00% , 10/01/30 ..... 65 69,826
Washington Metropolitan Area Transit Authority
Series 2017B , RB , 5.00% , 07/01/28 ..... 130 136,621
Series 2020A , RB , 5.00% , 07/15/28 ..... 170 183,394
Series 2023A , RB , 5.00% , 07/15/28 ..... 545 587,940
Series 2023-A , RB , 5.00% , 07/15/28 ..... 185 199,576
6,994,938
Florida — 3.1%
Central Florida Expressway Authority, Series
2016B, RB, 5.00%, 07/01/28 ......... 225 232,041
County of Miami-Dade
Series 2020 , RB , 5.00% , 04/01/28 ...... 175 187,169
Series 2015D , GO , 5.00% , 07/01/28 ..... 190 196,038
Series 2017B , RB , 5.00% , 10/01/28 ..... 500 527,454
Series A , RB , 5.00% , 10/01/28 ......... 565 583,264
Series 2019 , RB , 5.00% , 10/01/30 ...... 100 107,269
Florida Department of Environmental Protection
Series 2017A , RB , 5.00% , 07/01/28 ..... 810 871,612
Series 2018A , RB , 5.00% , 07/01/28 ..... 140 150,649
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 165 178,039
Hillsborough County School Board, Series
2016A, COP, 5.00%, 07/01/28 ........ 310 319,409
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/28 ................. 500 541,407
Orange County School Board, Series 2017C,
COP, 5.00%, 08/01/28 ............. 110 118,456
Palm Beach County School District
Series 2018B , COP , 5.00% , 08/01/28 .... 315 338,846
Series 2022B , COP , 5.00% , 08/01/28 .... 150 161,355
School District of Broward County, Series 2019,
GO, 5.00%, 07/01/30 .............. 60 64,198
State of Florida
Series 2016D , GO , 5.00% , 06/01/28 ..... 150 155,686
Series 2017B , GO , 5.00% , 06/01/28 ..... 160 168,897
Series 2018A , GO , 5.00% , 06/01/28 ..... 100 107,900
Series 2019C , GO , 5.00% , 06/01/28 ..... 295 318,306
Series 2019D , GO , 5.00% , 06/01/28 ..... 255 275,146
Series 2018B , GO , 5.00% , 07/01/28 ..... 190 205,550
Series 2020A , GO , 5.00% , 07/01/28 ..... 120 129,821
Series 2022A , GO , 5.00% , 07/01/28 ..... 570 616,649
Series 2018B , GO , 5.00% , 07/01/29 ..... 100 108,435
Series 2018C , GO , 5.00% , 06/01/30 ..... 220 237,419
Series 2019A , GO , 5.00% , 07/01/31 ..... 75 81,177
State of Florida Department of Transportation
Series 2019A , RB , 5.00% , 07/01/28 ..... 435 466,754
Series 2020 , RB , 5.00% , 07/01/28 ...... 295 318,347
Series 2018 , RB , 5.00% , 07/01/31 ...... 100 106,973
Series 2018 , RB , 5.00% , 07/01/32 ...... 330 352,821
State of Florida Department of Transportation
Turnpike System
Series 2018A , RB , 5.00% , 07/01/28 ..... 130 140,238
Series 2019A , RB , 5.00% , 07/01/28 ..... 160 172,601
Series 2020A , RB , 5.00% , 07/01/28 ..... 425 458,471
Series 2020B , RB , 5.00% , 07/01/28 ..... 100 107,876
State of Florida Lottery
Series 2017A , RB , 5.00% , 07/01/28 ..... 465 501,085
Series 2019A , RB , 5.00% , 07/01/28 ..... 250 269,400
9,876,758
Security
Par (000)
Par (000) Value
Georgia — 2.0%
City of Atlanta
Series 2022A , RB , 5.00% , 07/01/28 ..... USD 200 $ 215,743
Series 2017A , RB , 5.00% , 11/01/28 ..... 100 106,386
Series 2018C , RB , 5.00% , 11/01/28 ..... 150 159,579
Series 2004 , RB , 5.75% , 11/01/28 ( AGM ) . 140 155,813
City of Atlanta Department of Aviation, Series
2020A, RB, 5.00%, 07/01/28 ......... 80 86,297
Forsyth County School District, Series 2018,
GO, 5.00%, 02/01/30 .............. 265 283,890
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/28 ...... 605 653,371
Series 2022 , RB , 5.00% , 07/01/28 ...... 320 345,585
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/28 .......... 265 285,635
Gwinnett County Water & Sewerage Authority,
Series 2019, RB, 5.00%, 08/01/28 ...... 190 205,883
Metropolitan Atlanta Rapid Transit Authority
Series 2019A , RB , 5.00% , 07/01/28 ..... 85 91,894
Series 2020A , RB , 5.00% , 07/01/28 ..... 150 162,166
Series 2023B , RB , 5.00% , 07/01/28 ..... 365 394,605
State of Georgia
Series 2023C , GO , 4.00% , 01/01/28 ..... 175 181,883
Series 2017A-2 , GO , 5.00% , 02/01/28 .... 470 493,711
Series 2022C , GO , 4.00% , 07/01/28 ..... 295 308,280
Series 2016F , GO , 5.00% , 07/01/28 ..... 95 99,648
Series 2018A , GO , 5.00% , 07/01/28 ..... 375 405,851
Series 2019A , GO , 5.00% , 07/01/28 ..... 450 487,021
Series 2020A , GO , 5.00% , 08/01/28 ..... 325 352,297
Series 2016E , GO , 5.00% , 12/01/28 ..... 350 364,186
Series 2018A , GO , 5.00% , 07/01/29 ..... 120 129,669
Series 2018A , GO , 5.00% , 07/01/30 ..... 275 296,020
Series 2018A , GO , 5.00% , 07/01/31 ..... 205 220,216
6,485,629
Hawaii — 1.7%
City & County Honolulu
Series 2019A , RB , 4.00% , 07/01/28 ..... 330 342,976
Series 2019B , RB , 5.00% , 07/01/28 ..... 535 576,723
Series 2022A , RB , 5.00% , 07/01/28 ..... 105 113,189
City & County of Honolulu
Series 2021E , GO , 5.00% , 03/01/28 ..... 350 375,284
Series 2022C , GO , 5.00% , 07/01/28 ..... 205 221,145
Series 2019C , GO , 4.00% , 08/01/28 ..... 430 447,273
Series 2019A , GO , 5.00% , 09/01/28 ..... 380 411,165
Series D , GO , 5.00% , 09/01/28 ........ 30 31,769
Series 2022A , GO , 5.00% , 11/01/28 ..... 905 982,160
Series 2019A , GO , 5.00% , 09/01/30 ..... 240 258,586
County of Maui, Series 2018, GO,
5.00%, 09/01/28 ................. 55 59,467
State of Hawaii
Series FG , GO , 5.00% , 10/01/28 ....... 150 156,267
Series FH , GO , 5.00% , 10/01/28 ....... 175 182,311
Series 2018FT , GO , 5.00% , 01/01/29 .... 265 282,924
Series 2018FT , GO , 5.00% , 01/01/31 .... 470 498,563
Series 2018FT , GO , 5.00% , 01/01/32 .... 285 302,217
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/28 .............. 155 160,364
5,402,383
Idaho — 0.1%
Idaho Housing & Finance Association, Series
2023A, RB, 5.00%, 08/15/28 ......... 200 216,081

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois — 3.0%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/28 (BAM) ..... USD 230 $ 245,237
Chicago O'Hare International Airport
Series C , RB , 5.00% , 01/01/28 ......... 230 235,148
Series E , RB , 5.25% , 01/01/28 ......... 40 41,913
Chicago Transit Authority Capital Grant
Receipts, Series 2021, RB, 5.00%, 06/01/28 140 147,777
Illinois Finance Authority
Series 2016 , RB , 5.00% , 01/01/28 ...... 920 942,908
Series 2016 , RB , 5.00% , 07/01/28 ...... 80 82,003
Series 2019 , RB , 5.00% , 07/01/28 ...... 675 728,707
Series 2015 , RB , 5.00% , 12/01/28 ...... 105 113,501
Illinois State Toll Highway Authority
Series 2015B , RB , 5.00% , 01/01/28 ..... 460 473,326
Series 2018A , RB , 5.00% , 01/01/28 ..... 420 449,407
Series 2019B , RB , 5.00% , 01/01/28 ..... 240 256,804
Series 2019C , RB , 5.00% , 01/01/28 ..... 995 1,064,667
Metropolitan Water Reclamation District
of Greater Chicago, Series A, GO,
5.00%, 12/01/28 ................. 150 156,258
State of Illinois
Series 2016 , GO , 5.00% , 02/01/28 ...... 460 478,281
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,085 1,149,053
Series 2022A , GO , 5.00% , 03/01/28 ..... 260 275,349
Series 2022B , GO , 5.00% , 03/01/28 ..... 425 450,090
Series 2024B , GO , 5.00% , 05/01/28 ..... 60 63,692
Series 2023D , GO , 5.00% , 07/01/28 ..... 400 425,626
Series 2018A , GO , 5.00% , 10/01/28 ..... 1,295 1,382,766
Series 2017D , GO , 5.00% , 11/01/28 ..... 670 703,583
Series 2018A , GO , 5.00% , 05/01/29 ..... 310 328,969
Series 2018A , GO , 5.00% , 10/01/30 ..... 200 212,408
State of Illinois Sales Tax, Series 2021C, RB,
5.00%, 06/15/28 ................. 650 689,833
11,097,306
Indiana — 1.4%
City of Indianapolis Department of Public
Utilities Water System
Series 2018A , RB , 5.00% , 10/01/28 ..... 240 258,331
Series 2018A , RB , 5.00% , 10/01/30 ..... 570 610,791
Indiana Finance Authority
Series 2017C , RB , 5.00% , 02/01/28 ..... 345 370,107
Series 2019A , RB , 5.00% , 02/01/28 ..... 650 695,958
Series 2019E , RB , 5.00% , 02/01/28 ..... 575 616,845
Series 2021B , RB , 5.00% , 02/01/28 ..... 125 134,097
Series B , RB , 5.00% , 02/01/28 ......... 280 288,021
Series 2016C , RB , 5.00% , 06/01/28 ..... 1,005 1,069,878
Series 2016A , RB , 5.00% , 10/01/28 ..... 105 109,053
Series 2017C , RB , 5.00% , 02/01/29 ..... 335 359,172
Indiana University, Series Z-1, RB,
5.00%, 08/01/28 ................. 110 118,845
Purdue University
Series 2016A , RB , 5.00% , 07/01/28 ..... 55 57,195
Series EE , RB , 5.00% , 07/01/28 ........ 335 361,384
5,049,677
Iowa — 0.4%
City of Des Moines
Series 2020D , GO , 5.00% , 06/01/28 ..... 715 768,791
Series 2021F , GO , 5.00% , 06/01/28 ..... 145 155,909
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/28 ...... 100 106,140
Series 2020A , RB , 5.00% , 08/01/28 ..... 400 433,421
Series 2022A , RB , 5.00% , 08/01/28 ..... 220 238,382
Series 2019A , RB , 5.00% , 08/01/30 ..... 125 134,455
Security
Par (000)
Par (000) Value
Iowa (continued)
Series 2019A , RB , 5.00% , 08/01/31 ..... USD 125 $ 134,321
State of Iowa, Series 2016A, RB,
5.00%, 06/01/28 ................. 145 150,096
2,121,515
Kansas — 0.4%
Kansas Turnpike Authority, Series 2019A, RB,
5.00%, 09/01/28 ................. 235 253,728
Sedgwick County Unified School District
No. 266 Maize, Series 2019A, GO,
4.00%, 09/01/28 ................. 50 51,354
State of Kansas Department of Transportation
Series 2017A , RB , 5.00% , 09/01/28 ..... 205 216,740
Series 2018A , RB , 5.00% , 09/01/28 ..... 235 248,458
Series 2024A , RB , 5.00% , 09/01/28 ..... 225 243,743
1,014,023
Louisiana — 0.6%
State of Louisiana
Series 2021A , GO , 5.00% , 03/01/28 ..... 295 316,125
Series 2016B , GO , 5.00% , 08/01/28 ..... 130 134,951
Series 2016A , GO , 5.00% , 09/01/28 ..... 540 561,504
Series 2021 , RB , 5.00% , 09/01/28 ...... 95 102,647
Series 2017-B , GO , 5.00% , 10/01/28 .... 425 448,626
Series 2019A , RB , 5.00% , 09/01/29 ..... 495 531,699
2,095,552
Maine — 1.0%
City of Portland, Series 2021, GO,
5.00%, 04/01/28 ................. 190 204,658
Maine Governmental Facilities Authority, Series
2020A, RB, 5.00%, 10/01/28 ......... 150 161,695
Maine Municipal Bond Bank
Series 2018A , RB , 5.00% , 09/01/28 ..... 80 83,118
Series 2018A , RB , 5.00% , 11/01/28 ..... 210 228,001
Series C , RB , 5.00% , 11/01/28 ......... 75 79,793
Maine Turnpike Authority, Series 2022, RB,
5.00%, 07/01/28 ................. 205 220,995
State of Maine
Series 2018D , GO , 5.00% , 06/01/28 ..... 150 161,573
Series 2019B , GO , 5.00% , 06/01/28 ..... 875 942,511
Series 2020B , GO , 5.00% , 06/01/28 ..... 305 328,532
Series 2021B , GO , 5.00% , 06/01/28 ..... 170 183,116
2,593,992
Maryland — 4.1%
City of Baltimore, Series 2019A, GO,
5.00%, 10/15/28 ................. 110 119,293
County of Anne Arundel
Series 2024 , GO , 5.00% , 04/01/28 ...... 65 69,994
Series 2018 , GO , 5.00% , 10/01/28 ...... 190 201,723
Series 2019 , GO , 5.00% , 10/01/28 ...... 175 190,225
Series 2020 , GO , 5.00% , 10/01/28 ...... 200 217,400
County of Baltimore
Series 2021 , GO , 5.00% , 03/01/28 ...... 70 75,260
Series 2022 , GO , 5.00% , 03/01/28 ...... 145 155,896
Series 2018 , GO , 5.00% , 03/01/29 ...... 755 810,791
County of Frederick
Series 2019A , GO , 5.00% , 08/01/28 ..... 125 135,455
Series 2021A , GO , 5.00% , 10/01/28 ..... 150 163,050
County of Howard
Series 2017B , GO , 5.00% , 02/15/28 ..... 220 230,940
Series 2017D , GO , 5.00% , 02/15/28 ..... 245 263,191
Series 2017E , GO , 5.00% , 02/15/28 ..... 55 59,084
Series 2019A , GO , 5.00% , 08/15/28 ..... 300 325,326

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2019A , GO , 5.00% , 08/15/29 ..... USD 195 $ 211,193
County of Montgomery
Series 2020A , GO , 4.00% , 08/01/28 ..... 590 616,471
Series 2020B , GO , 4.00% , 11/01/28 ..... 150 157,146
Series 2019A , GO , 5.00% , 11/01/28 ..... 225 244,956
Series 2018A , GO , 5.00% , 11/01/28 ..... 305 332,051
Series 2018A , GO , 5.00% , 11/01/29 ..... 130 141,312
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/28 ..... 100 108,272
Series 2020B , GO , 5.00% , 09/15/28 ..... 295 320,400
Series 2020A , GO , 5.00% , 07/15/30 ..... 155 167,025
Series 2018A , GO , 5.00% , 07/15/31 ..... 365 391,656
Maryland Stadium Authority, Series 2018A, RB,
5.00%, 05/01/47 (ST INTERCEPT) ..... 100 107,300
Maryland State Transportation Authority, Series
2021A, RB, 5.00%, 07/01/28 ......... 135 145,788
State of Maryland
Series 2021A , GO , 5.00% , 03/01/28 ..... 250 268,785
Series 2017 , GO , 5.00% , 03/15/28 ...... 110 115,644
Series 2018A , GO , 5.00% , 03/15/28 ..... 40 43,037
Series 2019-1 , GO , 5.00% , 03/15/28 ..... 1,105 1,188,899
Series 2018B , GO , 5.00% , 08/01/28 ..... 245 265,491
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 235 254,655
Series 2021A , GO , 5.00% , 08/01/28 ..... 1,050 1,137,818
Series 2A , GO , 5.00% , 08/01/28 ....... 125 135,455
Series 2018A , GO , 5.00% , 03/15/29 ..... 340 365,389
Series 2018-2 , GO , 5.00% , 08/01/29 ..... 275 297,636
Series 2018 , GO , 5.00% , 08/01/30 ...... 280 301,952
State of Maryland Department of Transportation
Series 2017 , RB , 5.00% , 09/01/28 ...... 160 169,901
Series 2018 , RB , 5.00% , 10/01/28 ...... 200 207,828
Series 2019 , RB , 5.00% , 10/01/28 ...... 140 148,891
Series 2020 , RB , 5.00% , 10/01/28 ...... 90 97,674
Series 2021A , RB , 5.00% , 10/01/28 ..... 250 271,318
Series 2021B , RB , 5.00% , 12/01/28 ..... 785 854,550
Series 2018 , RB , 4.00% , 05/01/30 ...... 95 97,597
Washington Suburban Sanitary Commission
Series 2016 , RB , 5.00% , 06/01/28 ( GTD ) .. 545 564,197
Series 2018 , RB , 5.00% , 06/01/28 ( GTD ) .. 280 302,460
Series 2021 , RB , 5.00% , 06/01/28 ( GTD ) .. 205 221,444
Series 2020 , RB , 5.00% , 12/01/28 ( GTD ) .. 115 125,395
Series 2018 , RB , 5.00% , 06/01/30 ( GTD ) .. 295 317,222
13,714,436
Massachusetts — 2.6%
Commonwealth of Massachusetts
Series 2022A , GO , 5.00% , 02/01/28 ..... 255 273,724
Series 2020A , GO , 5.00% , 03/01/28 ..... 215 231,147
Series 2019C , GO , 5.00% , 05/01/28 ..... 540 582,378
Series 2016B , GO , 5.00% , 07/01/28 ..... 455 492,256
Series 2018B , GO , 5.00% , 07/01/28 ..... 320 346,202
Series 2020D , GO , 5.00% , 07/01/28 ..... 100 108,188
Series B , GO , 5.25% , 08/01/28 ........ 440 480,919
Series 2018C , GO , 5.00% , 09/01/28 ..... 145 157,364
Series 2021C , GO , 5.00% , 09/01/28 ..... 110 119,380
Series 2020E , GO , 5.00% , 11/01/28 ..... 295 321,151
Series 2022D , GO , 5.00% , 11/01/28 ..... 255 277,606
Series 2018E , GO , 5.00% , 09/01/29 ..... 95 102,583
Series 2018B , GO , 5.00% , 01/01/30 ..... 440 468,143
Massachusetts Bay Transportation Authority
Sales Tax
Series 2017A-2 , RB , 5.00% , 07/01/28 .... 45 47,610
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 07/01/28 ................ 105 113,346
Series 2024A , RB , 5.00% , 07/01/28 ..... 300 323,846
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2006A , RB , 5.25% , 07/01/28 ..... USD 1,310 $ 1,427,198
Series 2005B , RB , 5.50% , 07/01/28
( NPFGC ) ..................... 150 164,801
Massachusetts Department of Transportation,
Series 1997A, RB, 0.00%, 01/01/28
(NPFGC)
(a)
.................... 215 192,685
Massachusetts Development Finance Agency,
Series 2016A, RB, 5.00%, 07/15/28 ..... 170 176,859
Massachusetts Health & Educational Facilities
Authority, Series M, RB, 5.25%, 07/01/28 .. 100 109,106
Massachusetts State College Building Authority,
Series 2017D, RB, 5.00%, 05/01/29 (ST
INTERCEPT) ................... 155 166,303
Massachusetts Water Resources Authority
Series 2016C , RB , 5.00% , 08/01/28 ..... 150 155,694
Series 2016C , RB , 5.00% , 08/01/28 ..... 20 20,830
Series B , RB , 5.25% , 08/01/28 ( AGM ) .... 135 147,651
University of Massachusetts Building Authority
Series 2019-1 , RB , 5.00% , 05/01/28 ..... 160 172,966
Series 2021-1 , RB , 5.00% , 11/01/28 ..... 1,000 1,086,934
8,266,870
Michigan — 1.5%
Great Lakes Water Authority Sewage Disposal
System, Series 2018B, RB, 5.00%, 07/01/28 170 182,938
Great Lakes Water Authority Water Supply
System, Series C, RB, 5.00%, 07/01/28 ... 35 36,383
Michigan Finance Authority
Series 2016B , RB , 5.00% , 10/01/28 ..... 520 542,354
Series 2018B , RB , 5.00% , 10/01/28 ..... 130 140,772
Series 2018B , RB , 5.00% , 10/01/30 ..... 470 509,958
Series 2018B , RB , 5.00% , 10/01/31 ..... 125 135,360
Michigan State Building Authority, Series 2020I,
RB, 5.00%, 04/15/28 .............. 460 491,000
Michigan State University, Series 2019B, RB,
5.00%, 02/15/28 ................. 470 503,224
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/28 ..... 1,240 1,347,770
Series 2021B , RB , 5.00% , 11/15/28 ..... 140 152,168
Series 2023 , RB , 5.00% , 11/15/28 ...... 185 201,079
University of Michigan
Series 2015 , RB , 5.00% , 04/01/28 ...... 180 185,851
Series 2020A , RB , 5.00% , 04/01/28 ..... 70 75,373
Series 2018A , RB , 5.00% , 04/01/32 ..... 100 107,261
4,611,491
Minnesota — 1.6%
County of Hennepin
Series 2016A , GO , 5.00% , 12/01/28 ..... 365 382,111
Series 2016C , GO , 5.00% , 12/01/28 ..... 100 109,039
Series 2020B , GO , 5.00% , 12/01/28 ..... 295 321,666
Series 2021A , GO , 5.00% , 12/01/28 ..... 100 109,039
Metropolitan Council
Series 2017C , GO , 4.00% , 03/01/28 ..... 320 328,519
Series 2019A , GO , 4.00% , 03/01/28 ..... 45 45,736
Series 2018C , GO , 5.00% , 03/01/28 ..... 125 132,047
Series 2020B , GO , 5.00% , 03/01/28 ..... 385 413,385
Series 2020E , GO , 5.00% , 12/01/28 ..... 100 108,869
Series 2021C , GO , 5.00% , 12/01/28 ..... 570 619,824
Minneapolis-St Paul Metropolitan Airports
Commission, Series A, RB, 5.00%, 01/01/28 150 156,951
Minnesota Public Facilities Authority State
Revolving Fund, Series 2016A, RB,
5.00%, 03/01/28 .................
160 165,262

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Minnesota (continued)
State of Minnesota
Series 2018B , GO , 5.00% , 08/01/28 ..... USD 55 $ 59,600
Series 2019A , GO , 5.00% , 08/01/28 ..... 415 449,709
Series 2020A , GO , 5.00% , 08/01/28 ..... 240 260,073
Series 2022D , GO , 5.00% , 08/01/28 ..... 190 205,891
Series 2021A , GO , 5.00% , 09/01/28 ..... 300 325,594
Series 2021B , GO , 5.00% , 09/01/28 ..... 535 580,643
Series 2017A , GO , 5.00% , 10/01/28 ..... 175 187,083
Series 2017B , GO , 5.00% , 10/01/28 ..... 130 138,976
Series 2018A , GO , 5.00% , 08/01/29 ..... 670 729,038
5,829,055
Mississippi — 0.3%
State of Mississippi
Series 2017A , GO , 5.00% , 10/01/28 ..... 560 594,012
Series 2016B , GO , 5.00% , 12/01/28 ..... 185 192,498
786,510
Missouri — 0.8%
City of Kansas City
Series 2020A , RB , 5.00% , 12/01/28 ..... 80 86,782
Series 2018A , RB , 5.00% , 01/01/29 ..... 195 207,659
Missouri Highway & Transportation
Commission, Series 2022A, RB,
5.00%, 05/01/28 ................. 205 220,625
Missouri Joint Municipal Electric Utility
Commission, Series 2017, RB,
5.00%, 01/01/28 ................. 445 473,006
Missouri State Board of Public Buildings, Series
2020B, RB, 4.00%, 10/01/28 ......... 1,490 1,550,530
2,538,602
Montana — 0.0%
State of Montana, Series 2020C, GO,
5.00%, 08/01/28 ................. 110 118,769
Nebraska — 1.0%
Nebraska Public Power District
Series 2019A , RB , 5.00% , 01/01/28 ..... 150 159,691
Series 2023A , RB , 5.00% , 07/01/28 ..... 300 319,864
Omaha Public Power District
Series 2019A , RB , 4.00% , 02/01/28 ..... 205 212,491
Series 2016A , RB , 5.00% , 02/01/28 ..... 475 488,042
Series 2018A , RB , 5.00% , 02/01/28 ..... 740 793,288
Series 2022B , RB , 5.00% , 02/01/28 ..... 155 166,162
Series 2018A , RB , 5.00% , 02/01/29 ..... 235 251,817
University of Nebraska Facilities Corp. (The)
Series 2018 , RB , 5.00% , 07/15/28 ...... 200 215,672
Series 2018 , RB , 5.00% , 07/15/29 ...... 100 107,081
Series 2018 , RB , 5.00% , 07/15/30 ...... 150 160,537
2,874,645
Nevada — 2.0%
Clark County School District
Series 2017C , GO , 5.00% , 06/15/28 ..... 145 153,472
Series 2019B , GO , 5.00% , 06/15/28 ( AGM ) 220 236,548
Series 2020B , GO , 5.00% , 06/15/28 ( BAM ) 145 155,907
Series 2022A , GO , 5.00% , 06/15/28 ..... 125 134,165
County of Clark
Series 2019B , GO , 5.00% , 06/01/28 ..... 225 242,521
Series 2016B , RB , 5.00% , 07/01/28 ..... 670 720,963
Series 2018B , GO , 5.00% , 12/01/28 ..... 450 489,486
Series 2019A , GO , 5.00% , 12/01/28 ..... 115 125,091
Series 2018A , GO , 5.00% , 06/01/29 ..... 245 262,947
Series 2018 , GO , 5.00% , 12/01/30 ...... 270 291,496
Security
Par (000)
Par (000) Value
Nevada (continued)
Series 2018 , GO , 5.00% , 12/01/31 ...... USD 175 $ 188,439
County of Clark Department of Aviation
Series 2019B , RB , 5.00% , 07/01/28 ..... 380 409,035
Series 2024A , RB , 5.00% , 07/01/28 ..... 700 753,486
County of Washoe, Series 2018, RB,
5.00%, 02/01/28 ................. 220 234,263
Las Vegas Valley Water District, Series 2021C,
GO, 5.00%, 06/01/28 .............. 340 366,091
Nevada System of Higher Education, Series
2023, RB, 5.00%, 07/01/28 .......... 205 220,279
State of Nevada
Series 2018A , GO , 5.00% , 04/01/28 ..... 60 64,496
Series 2019A , GO , 5.00% , 05/01/28 ..... 410 441,402
Series 2021A , GO , 5.00% , 05/01/28 ..... 235 252,999
Series 2018A , GO , 4.00% , 04/01/31 ..... 105 107,915
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/28 ...... 170 176,074
Series 2018 , RB , 5.00% , 12/01/28 ...... 180 193,405
Series 2018 , RB , 5.00% , 12/01/29 ...... 200 215,032
Series 2018 , RB , 5.00% , 12/01/30 ...... 160 171,531
6,607,043
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank, Series
2020B, RB, 5.00%, 08/15/28 ......... 615 664,936
State of New Hampshire
Series 2020D , GO , 5.00% , 12/01/28 ..... 245 267,345
Series 2018A , GO , 5.00% , 12/01/31 ..... 100 108,922
1,041,203
New Jersey — 2.5%
County of Monmouth, Series 2017, GO,
5.00%, 07/15/28 ................. 100 106,585
Monmouth County Improvement Authority
(The), Series 2023, RB, 5.00%, 12/01/28 .. 370 402,939
New Jersey Economic Development Authority
Series 2023RRR , RB , 5.00% , 03/01/28 ... 490 522,692
Series 2018FFF , RB , 5.00% , 06/15/28 .... 1,060 1,135,707
Series 2022A , RB , 5.00% , 11/01/28 ..... 110 118,518
New Jersey Transportation Trust Fund Authority
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 680 701,667
Series 2021A , RB , 5.00% , 06/15/28 ..... 855 916,389
Series 2023AA , RB , 5.00% , 06/15/28 .... 250 267,858
New Jersey Turnpike Authority
Series 2017B , RB , 5.00% , 01/01/28 ..... 180 192,294
Series 2005A , RB , 5.25% , 01/01/28 ( AGM ) 185 199,442
Series 2017E , RB , 5.00% , 01/01/29 ..... 620 659,420
Series 2017B , RB , 5.00% , 01/01/31 ..... 195 206,714
Series 2017B , RB , 5.00% , 01/01/32 ..... 390 412,768
State of New Jersey
GO , 5.00% , 06/01/28 ............... 135 142,527
Series 2020A , GO , 5.00% , 06/01/28 ..... 2,275 2,448,903
8,434,423
New Mexico — 1.2%
New Mexico Finance Authority
Series 2018E , RB , 5.00% , 06/15/28 ..... 205 221,200
Series 2019C-1 , RB , 5.00% , 06/15/28 .... 225 242,780
Series 2021A , RB , 5.00% , 06/15/28 ..... 765 823,415
Series 2018D , RB , 5.00% , 06/01/29 ..... 100 107,852
State of New Mexico
Series 2021 , GO , 5.00% , 03/01/28 ...... 515 552,749
Series 2023 , GO , 5.50% , 03/01/28 ...... 275 299,811

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Mexico (continued)
State of New Mexico Severance Tax Permanent
Fund
Series 2018A , RB , 5.00% , 07/01/28 ..... USD 170 $ 183,258
Series 2021A , RB , 5.00% , 07/01/28 ..... 1,050 1,131,885
3,562,950
New York — 10.8%
City of New York
Series 2024D , GO , 5.00% , 04/01/28 ..... 350 374,352
Series 2004A-6 , GO , 5.00% , 08/01/28 .... 100 106,851
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 120 129,042
Series 2023-1 , GO , 5.00% , 08/01/28 ..... 655 704,355
Series 2022B, Sub-Series B1 , GO ,
5.00% , 08/01/28 ................ 330 354,866
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 730 785,006
Series 2020C-1 , GO , 5.00% , 08/01/28 ... 185 198,940
Series C , GO , 5.00% , 08/01/28 ........ 820 857,477
Series D , GO , 5.00% , 08/01/28 ........ 210 215,324
Series 2018C , GO , 5.00% , 08/01/28 ..... 400 427,404
Series 2018A , GO , 5.00% , 08/01/28 ..... 325 343,168
Series 2019E , GO , 5.00% , 08/01/28 ..... 420 451,647
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 280 301,944
Series 2020, Sub-Series B-1 , GO ,
5.00% , 10/01/28 ................ 335 361,254
Series 2018C , GO , 5.00% , 08/01/29 ..... 310 329,500
Series 2004A-6 , GO , 5.00% , 08/01/29 .... 145 154,121
Series A-2 , GO , 5.00% , 08/01/29 ....... 220 233,839
Series 2018C , GO , 5.00% , 08/01/30 ..... 280 296,663
Series 2018D , GO , 5.00% , 08/01/31 ..... 100 105,891
Series 2018C , GO , 5.00% , 08/01/31 ..... 250 264,729
Hudson Yards Infrastructure Corp., Series
2022-A, RB, 5.00%, 02/15/28 ......... 120 129,204
Long Island Power Authority
Series 2023F , RB , 5.00% , 09/01/28 ..... 170 184,093
Series 1998A , RB , 0.00% , 12/01/28 ( AGM )
(a)
170 144,349
Series 2018 , RB , 5.00% , 09/01/29 ...... 175 188,794
Metropolitan Transportation Authority
Series 2017B , RB , 5.00% , 11/15/28 ..... 435 466,827
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,055 1,124,588
Series 2020E , RB , 5.00% , 11/15/28 ..... 1,465 1,572,188
Series 2024A , 5.00% , 11/15/28 ........ 950 1,026,802
Series 2017C-1 , RB , 5.00% , 11/15/29 .... 445 473,141
New York City Municipal Water Finance
Authority
Series 2020CC-1 , RB , 5.00% , 06/15/28 ... 135 146,143
Series 2020FF , RB , 5.00% , 06/15/28 .... 300 324,763
Series 2021, Sub-Series AA-2 , RB ,
5.00% , 06/15/28 ................ 130 140,730
Series 2021, Sub-Series Cc-2 , RB ,
5.00% , 06/15/28 ................ 340 355,601
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 100 104,588
Series 2022EE , RB , 5.00% , 06/15/28 .... 365 395,128
Series BB-2 , RB , 5.00% , 06/15/28 ...... 210 221,007
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/28
( SAW ) ....................... 80 86,369
Series 2023, Sub-Series S-1A , RB ,
5.00% , 07/15/28 ( SAW ) ........... 110 118,757
Series 2018S-4A , RB , 5.00% , 07/15/30
( SAW ) ....................... 215 230,530
Series 2019S-3A , RB , 5.00% , 07/15/30
( SAW ) ....................... 560 600,450
Series 2018S-4A , RB , 5.00% , 07/15/31
( SAW ) ....................... 200 214,316
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019S-1 , RB , 5.00% , 07/15/31 ( SAW ) USD 215 $ 230,390
Series 2019S-2A , RB , 5.00% , 07/15/31
( SAW ) ....................... 355 380,412
Series 2019S-2A , RB , 5.00% , 07/15/32
( SAW ) ....................... 195 208,694
New York City Transitional Finance Authority
Future Tax Secured
Series 2020C , Sub-Series C-1 , RB ,
5.00% , 05/01/28 ................ 270 290,202
Series 2018B-1 , RB , 5.00% , 08/01/28 .... 100 105,296
Series 2018-1 , RB , 5.00% , 11/01/28 ..... 300 317,172
Series 2019C-1 , RB , 5.00% , 11/01/28 .... 245 265,706
Series 2020B-1 , RB , 5.00% , 11/01/28 .... 125 135,564
Series 2021A , RB , 5.00% , 11/01/28 ..... 835 905,569
Series 2022A, Sub-Series A-1 , RB ,
5.00% , 11/01/28 ................ 495 536,834
Series 2022D, Sub-Series D1 , RB ,
5.00% , 11/01/28 ................ 185 200,635
Series 2022E , RB , 5.00% , 11/01/28 ..... 150 162,677
Series 2023B, Sub-Series B-1 , RB ,
5.00% , 11/01/28 ................ 135 146,409
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 55 59,648
Series B-1 , RB , 5.00% , 08/01/29 ....... 105 112,684
Series 2018C-2 , RB , 5.00% , 05/01/32 .... 285 303,397
Series 2019A-1 , RB , 5.00% , 08/01/32 .... 50 53,410
New York State Dormitory Authority
Series 2019D , RB , 5.00% , 02/15/28 ..... 805 864,207
Series 2016A , RB , 5.00% , 03/15/28 ..... 65 67,524
Series 2019A , RB , 5.00% , 03/15/28 ..... 325 349,444
Series 2021A , RB , 5.00% , 03/15/28 ..... 480 516,102
Series 2018A , RB , 5.00% , 07/01/28 ..... 165 178,453
Series 2019A , RB , 5.00% , 07/01/28 ..... 225 243,346
Series 2018A , RB , 5.00% , 03/15/29 ..... 570 609,776
Series 2018C , RB , 5.00% , 03/15/29 ..... 250 266,094
Series 2018A , RB , 5.00% , 07/01/29 ..... 170 180,328
Series 2018A , RB , 5.00% , 03/15/30 ..... 200 212,478
Series 2018E , RB , 5.00% , 03/15/30 ..... 795 851,019
Series 2018A , RB , 5.00% , 03/15/31 ..... 575 612,388
Series 2018C , RB , 5.00% , 03/15/31 ..... 210 222,941
Series 2018A , RB , 5.00% , 03/15/32 ..... 700 749,276
Series 2018C , RB , 5.00% , 03/15/32 ..... 285 302,250
New York State Environmental Facilities Corp.
Series 2016A , RB , 5.00% , 06/15/28 ..... 180 186,500
Series 2017A , RB , 5.00% , 06/15/28 ..... 305 321,847
Series 2018A , RB , 5.00% , 06/15/28 ..... 50 54,108
Series 2018B , RB , 5.00% , 06/15/28 ..... 250 270,540
Series 2019B , RB , 5.00% , 06/15/28 ..... 345 373,345
Series 2021A , RB , 5.00% , 06/15/28 ..... 85 91,984
Series 2018B , RB , 5.00% , 06/15/29 ..... 125 134,962
Series 2018B , RB , 5.00% , 06/15/32 ..... 120 128,911
New York State Thruway Authority
Series L , RB , 5.00% , 01/01/28 ......... 130 139,238
Series P , RB , 5.00% , 01/01/28 ......... 250 267,766
Series 2021A-1 , RB , 5.00% , 03/15/28 .... 215 230,098
Series L , RB , 5.00% , 01/01/30 ......... 265 282,866
Series L , RB , 5.00% , 01/01/31 ......... 110 117,336
New York State Urban Development Corp.
Series 2016A , RB , 5.00% , 03/15/28 ..... 385 398,633
Series 2017A , RB , 5.00% , 03/15/28 ..... 200 211,562
Series 2017C , RB , 5.00% , 03/15/28 ..... 105 110,822
Series 2020C , RB , 5.00% , 03/15/28 ..... 105 112,785
Series 2021A , RB , 5.00% , 03/15/28 ..... 230 247,710
Port Authority of New York & New Jersey
Series 2017 , RB , 5.00% , 11/15/28 ...... 175 186,830
Series 230 , RB , 4.00% , 12/01/28 ....... 500 523,458

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 211 , RB , 5.00% , 09/01/29 ....... USD 160 $ 172,053
Series 209 , RB , 5.00% , 07/15/30 ....... 260 279,182
State of New York, Series 2023A, GO,
5.00%, 03/15/28 ................. 200 215,895
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/28 .... 370 398,930
Series 2022B , RB , 5.00% , 05/15/28 ..... 500 539,094
Series 2012B , RB , 0.00% , 11/15/28
(a)
.... 210 179,891
Series 2016A , RB , 5.00% , 11/15/28 ..... 75 77,597
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 305 332,294
Series 2018B , RB , 5.00% , 11/15/28 ..... 200 217,898
Series 2023A , RB , 5.00% , 11/15/28 ..... 775 844,353
Series 2023B , RB , 5.00% , 11/15/28 ..... 625 674,864
Series B , RB , 5.00% , 11/15/28 ......... 250 272,372
Utility Debt Securitization Authority, Series
2016A, RB, 5.00%, 06/15/28 ......... 215 223,441
34,704,231
North Carolina — 2.3%
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/28 ..... 380 410,611
Series 2020 , RB , 5.00% , 07/01/28 ...... 395 427,496
Series 2020 , RB , 5.00% , 12/01/28 ...... 330 359,956
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 425 462,131
County of Guilford
Series 2016A , GO , 5.00% , 02/01/28 ..... 5 5,143
Series 2017B , GO , 5.00% , 05/01/28 ..... 120 126,673
County of Mecklenburg
Series 2021 , GO , 5.00% , 03/01/28 ...... 255 274,152
Series 2017A , GO , 5.00% , 04/01/28 ..... 110 115,936
County of Wake
Series 2022A , GO , 5.00% , 02/01/28 ..... 115 123,484
Series 2021 , RB , 5.00% , 03/01/28 ...... 470 504,468
Series 2020A , GO , 5.00% , 04/01/28 ..... 15 16,157
Series 2021 , GO , 5.00% , 04/01/28 ...... 175 188,501
Series 2023A , RB , 5.00% , 04/01/28 ..... 185 198,871
Series 2016A , RB , 5.00% , 12/01/28 ..... 145 151,276
Series 2018A , GO , 5.00% , 03/01/31 ..... 135 144,794
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/28 ...... 160 171,583
North Carolina State University at Raleigh,
Series 2018, RB, 5.00%, 10/01/28 ...... 125 135,250
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/28 ...... 510 546,124
Series 2017B , RB , 5.00% , 05/01/28 ..... 525 552,913
Series 2019A , RB , 5.00% , 05/01/28 ..... 155 166,992
Series 2020B , RB , 5.00% , 05/01/28 ..... 355 382,466
Series 2022A , RB , 5.00% , 05/01/28 ..... 50 53,868
Series 2018A , GO , 5.00% , 06/01/28 ..... 275 297,152
Series 2019B , GO , 5.00% , 06/01/28 ..... 205 221,514
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,100 1,188,610
Series 2018A , GO , 5.00% , 06/01/29 ..... 250 269,815
7,495,936
North Dakota — 0.0%
North Dakota Building Authority, Series 2020A,
RB, 5.00%, 12/01/28 .............. 120 130,076
Ohio — 2.7%
American Municipal Power, Inc., Series 2016A,
RB, 5.00%, 02/15/28 .............. 230 236,302
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/28 ..... 105 110,495
Series 2017-1 , GO , 5.00% , 04/01/28 ..... 280 298,068
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2018A , GO , 5.00% , 04/01/28 ..... USD 100 $ 107,675
Series 2019A , GO , 5.00% , 04/01/28 ..... 235 253,036
Series 2018A , GO , 5.00% , 04/01/29 ..... 215 233,265
Series 2018A , GO , 5.00% , 04/01/31 ..... 495 534,863
County of Franklin, Series 2018, RB,
4.00%, 06/01/31 ................. 145 150,531
Ohio Turnpike & Infrastructure Commission
Series 2017A , RB , 5.00% , 02/15/28 ..... 455 478,136
Series 2018A , RB , 5.00% , 02/15/28 ..... 100 107,069
Series 2018A , RB , 5.00% , 02/15/31 ..... 230 244,339
Ohio Water Development Authority
Series 2018 , RB , 5.00% , 06/01/28 ...... 750 805,373
Series 2019 , RB , 5.00% , 06/01/28 ...... 165 177,911
Series 2019A , RB , 5.00% , 06/01/28 ..... 855 921,901
Series 2016 , RB , 5.00% , 12/01/28 ...... 170 177,769
Series 2019 , RB , 5.00% , 12/01/28 ...... 175 190,430
Series 2019A , RB , 5.00% , 12/01/28 ..... 1,025 1,115,377
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2020B , RB , 5.00% , 06/01/28 ..... 130 140,172
Series 2023A , RB , 5.00% , 06/01/28 ..... 80 86,260
State of Ohio
Series 2020C , GO , 5.00% , 03/01/28 ..... 345 370,288
Series 2021C , GO , 5.00% , 03/15/28 ..... 95 102,036
Series 2019A , RB , 5.00% , 04/01/28 ..... 115 123,328
Series 2019A , GO , 5.00% , 05/01/28 ..... 140 150,723
Series 2021A , GO , 5.00% , 05/01/28 ..... 385 414,487
Series S , GO , 5.00% , 05/01/28 ........ 400 414,258
Series V , GO , 5.00% , 05/01/28 ........ 50 53,830
Series 2017C , GO , 5.00% , 08/01/28 ..... 180 194,685
Series 2017B , GO , 5.00% , 09/01/28 ..... 280 303,301
Series 2018A , GO , 5.00% , 09/01/28 ..... 180 194,979
Series 2022C , GO , 5.00% , 09/01/28 ..... 145 157,067
Series 2017B , GO , 5.00% , 09/15/28 ..... 425 460,694
Series 2016C , RB , 5.00% , 12/01/28 ..... 165 172,452
Series V , GO , 5.00% , 05/01/32 ........ 125 134,112
9,615,212
Oklahoma — 0.3%
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/28 ................. 145 150,986
Oklahoma Capitol Improvement Authority,
Series 2018D, RB, 5.00%, 07/01/28 ..... 25 26,875
Oklahoma Department of Transportation, Series
2018A, RB, 5.00%, 09/01/28 ......... 195 210,462
Oklahoma Turnpike Authority, Series 2017D,
RB, 5.00%, 01/01/28 .............. 155 165,545
Oklahoma Water Resources Board, Series
2021, RB, 5.00%, 04/01/28 (OK CERF) ... 180 193,633
747,501
Oregon — 1.4%
City of Portland
Series 2019A , RB , 5.00% , 03/01/28 ..... 100 107,330
Series 2018A , RB , 5.00% , 05/01/28 ..... 310 320,458
Series 2021A , GO , 5.00% , 06/01/28 ..... 100 107,749
Series 2018B , GO , 5.00% , 06/15/29 ..... 170 182,895
County of Clackamas, Series 2020, GO,
5.00%, 06/01/28 ................. 100 107,640
County of Multnomah, Series 2021A, GO,
5.00%, 06/15/28 ................. 355 383,745
Multnomah County School District No. 1
Portland, Series 2020, GO, 5.00%, 06/15/28
(GTD) ....................... 225 242,789

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Oregon Health & Science University, Series
2019A, RB, 5.00%, 07/01/28 ......... USD 135 $ 143,980
Oregon State Bond Bank, Series 2018A, RB,
5.00%, 01/01/28 ................. 90 92,523
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/28 ...... 165 171,282
Series 2023 , GO , 5.00% , 06/15/28 ...... 280 301,913
Salem-Keizer School District No. 24J, Series
2009B, GO, 0.00%, 06/15/28 (GTD)
(a)
.... 90 78,873
State of Oregon
Series 2019A , GO , 5.00% , 05/01/28 ..... 85 91,513
Series 2019N , GO , 5.00% , 05/01/28 ..... 155 166,878
Series 2021A , GO , 5.00% , 05/01/28 ..... 100 107,663
Series 2023A , GO , 5.00% , 05/01/28 ..... 140 150,728
Series F , GO , 5.00% , 05/01/28 ......... 180 186,228
Series 2019D , GO , 5.00% , 06/01/28 ..... 450 485,229
Series 2020E , GO , 5.00% , 06/01/28 ..... 95 102,437
Series J , GO , 4.00% , 08/01/28 ......... 120 123,525
Series 2019G , GO , 5.00% , 08/01/28 ..... 160 173,060
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/28 ...... 500 537,750
Series B , RB , 5.00% , 11/15/28 ......... 325 342,892
Tri-County Metropolitan Transportation
District of Oregon, Series 2018A, RB,
5.00%, 09/01/28 ................. 260 276,049
4,985,129
Pennsylvania — 2.6%
Allegheny County Sanitary Authority, Series
2018, RB, 5.00%, 06/01/28 .......... 135 145,416
City of Philadelphia, Series 2017B, RB,
5.00%, 11/01/28 ................. 120 126,505
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/28 ...... 1,965 2,060,297
Series 2016 , GO , 5.00% , 01/15/28 ...... 510 535,351
Series 2016 , GO , 5.00% , 02/01/28 ...... 215 221,059
Series 2020 , GO , 5.00% , 05/01/28 ...... 420 452,184
Series 2019 , GO , 5.00% , 07/15/28 ...... 665 718,687
Series 2016 , GO , 5.00% , 09/15/28 ...... 530 550,258
Series 2022 , GO , 5.00% , 10/01/28 ...... 100 108,490
County of Chester, Series 2016A, GO,
4.00%, 07/15/28 ................. 105 107,246
Lower Merion School District
Series 2020 , GO , 4.00% , 11/15/30 ( SAW ) . 80 83,611
Series 2020 , GO , 4.00% , 11/15/31 ( SAW ) . 745 778,329
Northampton County General Purpose
Authority, Series 2024A, RB,
5.00%, 11/15/28
(b)
................ 150 163,170
Pennsylvania State University (The)
Series 2019A , RB , 5.00% , 09/01/28 ..... 190 205,583
Series 2023 , RB , 5.00% , 09/01/28 ...... 110 119,022
Series B , RB , 5.00% , 09/01/28 ......... 315 328,076
Pennsylvania Turnpike Commission
Series 2017 , RB , 5.00% , 12/01/28 ...... 150 158,025
Series 2017-3 , RB , 5.00% , 12/01/28 ..... 200 210,700
Series 2019A , RB , 5.00% , 12/01/28 ..... 100 108,439
Series 2022B , RB , 5.00% , 12/01/28 ..... 225 244,370
Series 2023A , RB , 5.00% , 12/01/28 ..... 110 119,470
Pennsylvania Turnpike Commission Oil
Franchise Tax, Series 2021A, RB,
5.00%, 12/01/28 ................. 185 200,927
Pennsylvania Turnpike Commission
Registration Fee, Series 2005A, RB,
5.25%, 07/15/28 (AGM) ............ 430 464,860
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/28 (AGM) ..... USD 160 $ 169,303
West Chester Area School District, Series 2022,
GO, 5.00%, 05/15/28 (SAW) ......... 200 216,303
8,595,681
Rhode Island — 0.8%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/28 ..... 415 442,964
Series 2016B , RB , 5.00% , 06/15/28 ..... 400 412,202
Rhode Island Health and Educational Building
Corp., Series 2023, RB, 5.00%, 09/01/28 .. 335 362,879
State of Rhode Island
Series 2019C , GO , 5.00% , 01/15/28 ..... 480 513,986
Series 2019E , GO , 5.00% , 01/15/28 ..... 100 107,080
Series 2019A , GO , 5.00% , 05/01/28 ..... 165 177,644
Series 2017B , GO , 5.00% , 08/01/28 ..... 625 660,623
2,677,378
South Carolina — 0.9%
Charleston Educational Excellence Finance
Corp., Series 2023, RB, 5.00%, 12/01/28 .. 345 373,953
County of Beaufort, Series 2017A, GO,
5.00%, 02/01/28 (SAW) ............ 120 125,817
County of Charleston
Series 2019B , GO , 5.00% , 11/01/28 ..... 290 315,830
Series 2021A , GO , 5.00% , 11/01/28 ..... 245 266,822
South Carolina Transportation Infrastructure
Bank
Series 2019A , RB , 5.00% , 10/01/28 ..... 795 860,838
Series 2021B , RB , 5.00% , 10/01/28 ..... 585 633,447
Series 2019A , RB , 5.00% , 10/01/29 ..... 220 236,982
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/28 (SAW) ............ 125 132,955
2,946,644
Tennessee — 1.7%
City of Clarksville, Series 2016, RB,
5.00%, 02/01/28 ................. 100 102,713
City of Knoxville, Series 2021, GO,
5.00%, 05/01/28 ................. 85 91,702
City of Memphis, Series 2020B, RB,
5.00%, 10/01/28 ................. 830 900,471
County of Blount, Series 2016B, GO,
5.00%, 06/01/28 ................. 175 180,939
County of Hamilton
Series 2020B , GO , 5.00% , 03/01/28 ..... 115 123,678
Series 2018A , GO , 5.00% , 04/01/28 ..... 410 441,631
Series 2018A , GO , 5.00% , 04/01/29 ..... 165 177,462
County of Montgomery, Series 2022A, GO,
5.00%, 04/01/28 ................. 70 75,274
County of Putnam, Series 2021, GO,
5.00%, 04/01/28 ................. 150 161,247
County of Rutherford, Series 2020, GO,
5.00%, 04/01/28 ................. 100 107,606
County of Shelby
Series 2019A , GO , 5.00% , 04/01/28 ..... 70 75,249
Series 2020B , GO , 5.00% , 04/01/28 ..... 310 333,244
County of Williamson
Series 2018 , GO , 5.00% , 04/01/28 ...... 100 107,715
Series 2022 , GO , 5.00% , 04/01/28 ...... 140 150,801
Series 2021B , GO , 5.00% , 05/01/28 ..... 375 404,568
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 4.00% , 01/01/28 ...... 125 127,018

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2016 , GO , 5.00% , 01/01/28 ...... USD 270 $ 279,801
Series 2017A , RB , 5.00% , 05/15/28 ..... 160 168,576
Series 2017 , GO , 4.00% , 07/01/28 ...... 40 41,087
Series 2018 , GO , 4.00% , 07/01/28 ...... 255 265,517
Series 2018 , GO , 5.00% , 07/01/30 ...... 230 246,260
State of Tennessee
Series 2019A , GO , 5.00% , 09/01/28 ..... 85 90,288
Series 2021A , GO , 5.00% , 11/01/28 ..... 705 766,907
Series 2018A , GO , 5.00% , 02/01/29 ..... 290 311,239
Series 2018A , GO , 5.00% , 02/01/32 ..... 75 80,194
Tennessee State School Bond Authority
Series 2019A , RB , 5.00% , 11/01/28
( HERBIP ) ..................... 80 86,621
Series A , RB , 5.00% , 11/01/28 ( HERBIP ) .. 145 153,615
Series B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 250 264,853
6,316,276
Texas — 10.2%
Abilene Independent School District, Series
2019, GO, 5.00%, 02/15/28 (PSF) ...... 65 69,572
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/28 (PSF) ..... 90 94,407
Alvin Independent School District, Series
2016A, GO, 5.00%, 02/15/28 (PSF) ..... 100 103,116
Arlington Independent School District, Series
2020, GO, 5.00%, 02/15/28 (PSF) ...... 135 144,449
Austin Community College District, Series
2016A, RB, 5.00%, 02/01/28 ......... 155 159,010
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/28 ( PSF ) .. 100 103,467
Series 2019 , GO , 5.00% , 08/01/28 ( PSF ) .. 370 399,314
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 295 318,372
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 310 334,560
Series 2019 , GO , 5.00% , 08/01/31 ( PSF ) .. 210 224,433
Board of Regents of the University of Texas
System
Series 2016H , RB , 5.00% , 08/15/28 ..... 145 150,542
Series 2016J , RB , 5.00% , 08/15/28 ..... 130 134,942
Series 2020C , RB , 5.00% , 08/15/28 ..... 575 620,526
City of Austin
Series 2019 , GO , 5.00% , 09/01/28 ...... 475 512,645
Series 2020 , GO , 5.00% , 09/01/28 ...... 200 215,851
Series 2016 , RB , 5.00% , 11/15/28 ...... 415 431,512
Series 2017 , RB , 5.00% , 11/15/28 ...... 200 211,442
Series 2023 , RB , 5.00% , 11/15/28 ...... 295 319,522
City of Dallas
Series 2023A , GO , 5.00% , 02/15/28 ..... 500 534,319
Series 2017 , RB , 5.00% , 10/01/28 ...... 175 185,491
Series 2021C , RB , 5.00% , 10/01/28 ..... 410 443,972
Series 2018C , RB , 5.00% , 10/01/29 ..... 50 54,033
City of Fort Worth
Series 2021 , RB , 4.00% , 02/15/28 ...... 385 396,485
Series 2019 , RB , 5.00% , 02/15/28 ...... 100 106,899
City of Garland, Series 2019A, RB,
5.00%, 03/01/28 ................. 150 158,690
City of Houston
Series 2016A , GO , 5.00% , 03/01/28 ..... 300 309,052
Series 2017A , GO , 5.00% , 03/01/28 ..... 195 203,429
Series 2019A , GO , 5.00% , 03/01/28 ..... 150 160,366
Series 2020B , RB , 5.00% , 07/01/28 ..... 500 536,671
Series 2016B , RB , 5.00% , 11/15/28 ..... 110 114,773
Series 2017B , RB , 5.00% , 11/15/28 ..... 130 137,312
Series 1998A , RB , 0.00% , 12/01/28 ( AGM )
(a)
170 146,890
Series 2018D , RB , 5.00% , 11/15/30 ..... 145 156,298
Security
Par (000)
Par (000) Value
Texas (continued)
City of Lewisville, Series 2018, GO,
5.00%, 02/15/30 ................. USD 325 $ 346,917
City of San Antonio
Series 2016 , RB , 4.00% , 02/01/28 ...... 105 106,067
Series 2016 , RB , 5.00% , 02/01/28 ...... 265 274,332
Series 2017 , RB , 5.00% , 02/01/28 ...... 100 104,415
Series 2022 , GO , 5.00% , 02/01/28 ...... 310 332,228
Series 2017 , GO , 5.00% , 08/01/28 ...... 175 185,181
Series 2018 , GO , 5.00% , 08/01/28 ...... 100 107,966
Series 2019 , GO , 5.00% , 08/01/28 ...... 425 458,855
City of San Antonio Electric & Gas Systems,
Series 2018, RB, 5.00%, 02/01/28 ...... 400 426,892
Clear Creek Independent School District, Series
2019, GO, 5.00%, 02/15/28 (PSF) ...... 105 112,313
Conroe Independent School District
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 400 428,136
Series 2022A , GO , 5.00% , 02/15/28 ( PSF ) 105 112,386
County of Bexar
Series 2017 , GO , 5.00% , 06/15/28 ...... 100 103,765
Series 2019 , GO , 5.00% , 06/15/30 ...... 100 107,348
County of El Paso, Series 2017, GO,
5.00%, 02/15/28 ................. 120 126,775
County of Fort Bend, Series A, GO,
5.00%, 03/01/28 ................. 90 92,660
County of Harris
Series 2016A , RB , 5.00% , 08/15/28 ..... 170 175,883
Series 2022A , RB , 5.00% , 08/15/28 ..... 265 286,097
Series 2020A , GO , 5.00% , 10/01/28 ..... 255 276,129
County of Williamson, Series 2020, GO,
5.00%, 02/15/28 ................. 275 295,024
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/28 ( PSF ) .. 55 56,622
Series 2019A , GO , 5.00% , 02/15/28 ( PSF ) 145 155,199
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 210 224,771
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 185 198,013
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 305 326,454
Series 2023A , GO , 5.00% , 02/15/28 ( PSF ) 170 181,958
Dallas Area Rapid Transit, Series 2020A, RB,
5.00%, 12/01/28 ................. 100 108,439
Dallas Fort Worth International Airport, Series
2021A, RB, 5.00%, 11/01/28 ......... 165 178,237
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/28 ( PSF ) .. 90 93,140
Series 2020 , GO , 5.00% , 02/15/28 ( PSF ) .. 255 273,025
Series 2021A , GO , 5.00% , 02/15/28 ( PSF ) 655 701,300
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/28 (PSF) ...... 200 215,045
Fort Bend Independent School District
Series 2019C , GO , 5.00% , 08/15/28 ( PSF ) 95 102,484
Series 2019B , GO , 4.00% , 02/15/32 ( PSF ) 290 297,723
Fort Worth Independent School District
Series 2019A , GO , 5.00% , 02/15/28 ( PSF ) 195 208,784
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 400 428,275
Frisco Independent School District, Series
2019, GO, 5.00%, 08/15/28 (PSF) ...... 510 550,177
Garland Independent School District, Series
2023, GO, 5.00%, 02/15/28 (PSF) ...... 100 107,034
Georgetown Independent School District
Series 2017A , GO , 5.00% , 08/15/28 ( PSF ) 100 105,885
Series 2019-A , GO , 5.00% , 08/15/29 ( PSF ) 105 113,528
Grand Parkway Transportation Corp.
Series 2018A , RB , 5.00% , 10/01/30 ..... 130 139,082
Series 2023 , RB , VRDN 5.00% , 04/01/28
(c)
200 211,517
Grand Prairie Independent School District,
Series 2016A, GO, 5.00%, 02/15/28 (PSF) . 80 83,130

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Houston Independent School District, Series
2018, GO, 5.00%, 07/15/29 .......... USD 170 $ 182,631
Irving Independent School District, Series 2016,
GO, 5.00%, 02/15/28 (PSF) .......... 305 314,319
Katy Independent School District
Series 2022 , GO , 5.00% , 02/15/28 ( PSF ) .. 155 165,687
Series 2019 , GO , 5.00% , 02/15/31 ( PSF ) .. 125 133,248
Killeen Independent School District, Series
2018, GO, 5.00%, 02/15/30 (PSF) ...... 385 411,216
Klein Independent School District, Series 2017,
GO, 5.00%, 08/01/28 (PSF) .......... 245 254,653
Laredo Independent School District, Series
2018, GO, 5.00%, 08/01/28 (PSF) ...... 110 116,429
Leander Independent School District
Series 2019C , GO , 5.00% , 08/15/28 ( PSF ) 480 518,384
Series 2020A , GO , 5.00% , 08/15/28 ( PSF ) 215 232,193
Series 2018A , GO , 5.00% , 08/15/31 ( PSF ) 190 203,330
Series 2019C , GO , 5.00% , 08/15/31 ( PSF ) 180 194,311
Lewisville Independent School District, Series
2024, GO, 5.00%, 08/15/28 (PSF) ...... 125 134,699
Lone Star College System, Series 2016, GO,
5.00%, 02/15/28 ................. 115 118,488
Lower Colorado River Authority
Series 2019 , RB , 5.00% , 05/15/28 ...... 500 534,615
Series 2020 , RB , 5.00% , 05/15/28 ...... 200 213,846
Series 2024 , RB , 5.00% , 05/15/28 ( AGM ) . 500 535,540
North East Independent School District, Series
2014, GO, 5.00%, 08/01/30 (PSF) ...... 75 80,819
North Texas Municipal Water District, Series
2016, RB, 5.00%, 06/01/28 .......... 220 227,431
North Texas Municipal Water District Water
System
Series 2019 , RB , 5.00% , 09/01/28 ...... 50 53,983
Series 2021A , RB , 5.00% , 09/01/28 ..... 435 469,649
North Texas Tollway Authority
Series 2008D , RB , 0.00% , 01/01/28 ( AGC )
(a)
1,385 1,238,333
Series 2016A , RB , 5.00% , 01/01/28 ..... 450 461,462
Series 2019B , RB , 5.00% , 01/01/28 ..... 170 180,138
Series A , RB , 5.00% , 01/01/28 ......... 235 240,986
Northside Independent School District
Series 2018 , GO , 5.00% , 08/15/28 ( PSF ) .. 170 179,143
Series 2021 , GO , 5.00% , 08/15/28 ( PSF ) .. 200 216,310
Series 2023A , GO , 5.00% , 08/15/28 ( PSF ) 100 108,155
Series 2019 , GO , 5.00% , 08/15/31 ( PSF ) .. 250 268,200
Northwest Independent School District, Series
2020, GO, 5.00%, 02/15/28 (PSF) ...... 125 133,836
Permanent University Fund - University
of Texas System, Series 2022A, RB,
5.00%, 07/01/28 ................. 805 866,852
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/30 (PSF) .....
100 106,879
Richardson Independent School District, Series
2019, GO, 5.00%, 02/15/30 (PSF) ...... 395 423,684
Round Rock Independent School District
Series 2019 , GO , 5.00% , 08/01/28 ( PSF ) .. 400 432,476
Series 2019A , GO , 5.00% , 08/01/28 ( PSF ) 715 773,051
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 125 135,149
Series 2019 , GO , 5.00% , 08/01/31 ( PSF ) .. 220 234,949
San Antonio Independent School District, Series
2019, GO, 5.00%, 08/15/29 (PSF) ...... 200 215,927
San Antonio Water System, Series 2019C, RB,
5.00%, 05/15/28 ................. 220 235,964
Security
Par (000)
Par (000) Value
Texas (continued)
Spring Branch Independent School District,
Series 2019, GO, 5.00%, 02/01/28 (PSF) ..
USD 205 $ 219,197
State of Texas
Series 2018A , GO , 5.00% , 10/01/28 ..... 455 491,380
Series 2019A , GO , 5.00% , 08/01/29 ..... 225 242,441
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 110 112,256
Texas A&M University
Series 2016C , RB , 4.00% , 05/15/28 ..... 160 162,180
Series 2017E , RB , 5.00% , 05/15/28 ..... 175 184,442
Series 2021A , RB , 5.00% , 05/15/28 ..... 160 171,961
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/28 ...... 95 102,876
Series 2016-A , RB , 5.00% , 10/01/28 ..... 225 234,250
Texas State University System, Series 2017A,
RB, 5.00%, 03/15/28 .............. 130 136,596
Texas Water Development Board
Series 2018B , RB , 5.00% , 04/15/28 ..... 285 306,277
Series 2018 , RB , 5.00% , 08/01/28 ...... 70 73,866
Series 2019 , RB , 5.00% , 08/01/28 ...... 235 253,812
Series 2021 , RB , 5.00% , 08/01/28 ...... 325 351,017
Series 2022 , RB , 5.00% , 08/01/28 ...... 740 799,239
Series 2018A , RB , 5.00% , 10/15/28 ..... 325 347,502
Series 2018B , RB , 5.00% , 10/15/29 ..... 115 123,787
Series 2018B , RB , 5.00% , 04/15/31 ..... 115 123,354
Series 2018A , RB , 5.00% , 10/15/31 ..... 100 106,397
Series 2018B , RB , 5.00% , 10/15/31 ..... 335 359,136
Trinity River Authority Central Regional
Wastewater System, Series 2022, RB,
5.00%, 08/01/28 ................. 105 113,323
34,273,807
Utah — 1.7%
Alpine School District, Series 2017B, GO,
5.00%, 03/15/28 (GTD) ............. 250 263,391
Central Valley Water Reclamation Facility,
Series 2021C, RB, 5.00%, 03/01/28 ..... 90 96,442
City of Provo
Series 2019 , GO , 5.00% , 02/01/28 ...... 240 256,795
Series 2017 , GO , 5.00% , 01/01/29 ...... 150 160,146
Series 2019 , GO , 5.00% , 02/01/30 ...... 115 124,052
City of Salt Lake City, Series 2022, RB,
5.00%, 02/01/28 ................. 640 685,866
Intermountain Power Agency
Series 2022A , RB , 5.00% , 07/01/28 ..... 800 862,389
Series 2023A , RB , 5.00% , 07/01/28 ..... 120 129,358
Salt Lake City Corp., Series 2017, RB,
5.00%, 02/01/28 ................. 265 278,996
State of Utah
Series 2018 , GO , 5.00% , 07/01/28 ...... 295 313,781
Series 2019 , GO , 5.00% , 07/01/28 ...... 390 421,934
Series 2020 , GO , 5.00% , 07/01/28 ...... 305 329,974
Series 2020B , GO , 5.00% , 07/01/28 ..... 210 227,195
University of Utah (The)
Series 2017A , RB , 5.00% , 08/01/28 ( SAP ) . 200 211,925
Series 2017B1 , RB , 5.00% , 08/01/28 ( SAP ) 305 323,185
Series 2021A-1 , RB , 5.00% , 08/01/28 .... 600 648,244
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 80 84,137
5,417,810

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia — 3.8%
City of Virginia Beach
Series 2021A , GO , 5.00% , 09/01/28 ( SAW ) USD 120 $ 130,184
Series 2017A , GO , 5.00% , 04/01/30 ( SAW ) 185 199,211
Commonwealth of Virginia, Series 2018A, GO,
5.00%, 06/01/30 ................. 245 264,686
County of Arlington, Series 2018, GO,
5.00%, 08/15/29 ................. 125 135,307
County of Chesterfield, Series 2018A, GO,
5.00%, 01/01/29 (SAW) ............ 55 58,969
County of Fairfax
Series 2021A , RB , 5.00% , 07/15/28 ..... 85 92,094
Series 2017A , GO , 5.00% , 10/01/28 ( SAW ) 250 264,161
Series 2018A , GO , 5.00% , 10/01/28 ( SAW ) 160 172,469
Series 2019A , GO , 5.00% , 10/01/28 ( SAW ) 180 195,800
Series 2018A , GO , 5.00% , 10/01/30 ( SAW ) 205 220,516
County of Henrico, Series 2015, GO,
5.00%, 08/01/28 ................. 250 270,899
County of Loudoun
Series 2020A , GO , 5.00% , 12/01/28 ( SAW ) 355 386,771
Series 2022B , GO , 5.00% , 12/01/28 ( SAW ) 320 348,639
Fairfax County Industrial Development
Authority, Series 2022, RB, 5.00%, 05/15/28 200 214,896
Fairfax County Water Authority, Series 2017,
RB, 4.00%, 04/01/28 .............. 15 15,433
Hampton Roads Transportation Accountability
Commission
Series 2020A , RB , 5.00% , 07/01/28 ..... 185 199,577
Series 2018A , RB , 5.00% , 07/01/52 ..... 1,000 1,070,069
Virginia College Building Authority
Series 2017C , RB , 5.00% , 02/01/28 ..... 110 116,458
Series 2017E , RB , 5.00% , 02/01/28 ..... 190 203,420
Series 2019A , RB , 5.00% , 02/01/28 ..... 355 380,075
Series 2019C , RB , 5.00% , 02/01/28 ..... 515 551,377
Series 2023A , RB , 5.00% , 02/01/28 ..... 955 1,022,456
Series B , RB , 5.00% , 02/01/28 ......... 135 144,536
Series 2016A , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 75 77,943
Series 2016A , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 5 5,202
Series 2017E , RB , 5.00% , 02/01/29 ..... 545 581,944
Series 2017E , RB , 5.00% , 02/01/30 ..... 375 399,846
Virginia Commonwealth Transportation Board
Series 2016 , RB , 5.00% , 03/15/28 ...... 410 426,691
Series 2017A , RB , 5.00% , 05/15/28 ..... 510 542,270
Series 2018 , RB , 5.00% , 05/15/28 ...... 215 231,561
Series 2019 , RB , 5.00% , 05/15/28 ...... 155 166,940
Series 2022 , RB , 5.00% , 05/15/28 ...... 320 344,649
Series 2018 , RB , 5.00% , 03/15/32 ...... 105 113,172
Virginia Public Building Authority
Series 2019A , RB , 5.00% , 08/01/28 ..... 410 443,628
Series 2020B , RB , 5.00% , 08/01/28 ..... 185 200,173
Virginia Public School Authority
Series 2018 , RB , 5.00% , 03/01/28 ( SAW ) . 45 48,348
Series 2017B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 215 226,875
Series 2018B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 100 108,123
Series 2019B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 125 135,154
Series 2023A , RB , 5.00% , 08/01/28 ( SAW ) 315 340,588
Virginia Resources Authority
Series 2018A , RB , 5.00% , 11/01/28 ..... 145 157,611
Series 2018C , RB , 5.00% , 11/01/28 ..... 175 190,221
Series 2020C , RB , 5.00% , 11/01/28 ..... 145 157,611
Series 2021C , RB , 5.00% , 11/01/28 ..... 125 135,872
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2018A , RB , 5.00% , 11/01/30 ..... USD 150 $ 162,920
11,855,345
Washington — 4.6%
Auburn School District No. 408 of King & Pierce
Counties, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 195 208,013
Central Puget Sound Regional Transit Authority,
Series 2016S-1, RB, 5.00%, 11/01/28 .... 235 245,318
City of Everett, Series 2016, RB,
5.00%, 12/01/28 ................. 405 424,506
City of Seattle
Series 2016B , RB , 5.00% , 04/01/28 ..... 290 299,187
Series 2019A , RB , 5.00% , 04/01/28 ..... 185 198,731
Series 2017 , RB , 4.00% , 07/01/28 ...... 195 200,261
Series 2020A , RB , 5.00% , 07/01/28 ..... 125 134,893
Series 2020A , GO , 5.00% , 08/01/28 ..... 90 97,520
Series 2016C , RB , 4.00% , 10/01/28 ..... 90 91,338
Series 2021A , GO , 5.00% , 12/01/28 ..... 245 267,125
City of Tacoma, Series 2017, RB,
5.00%, 01/01/28 ................. 30 31,424
Clark County School District No. 37 Vancouver,
Series 2018, GO, 5.00%, 12/01/28 (GTD) . 145 157,169
County of King
Series 2021A , GO , 5.00% , 01/01/28 ..... 230 245,863
Series 2017 , GO , 4.00% , 07/01/28 ...... 80 82,091
Series 2018B , RB , 5.00% , 07/01/28 ..... 170 183,258
Series 2019B , GO , 5.00% , 07/01/28 ..... 265 285,870
Series 2018B , RB , 5.00% , 07/01/29 ..... 465 500,489
Series 2018B , RB , 5.00% , 07/01/30 ..... 185 198,800
County of Snohomish, Series 2021A, GO,
5.00%, 12/01/28 ................. 180 195,496
County of Spokane, Series 2019B, GO,
5.00%, 12/01/28 ................. 210 228,168
Energy Northwest
Series 2017A , RB , 5.00% , 07/01/28 ..... 455 481,234
Series 2018C , RB , 5.00% , 07/01/28 ..... 1,120 1,207,344
Series 2020A , RB , 5.00% , 07/01/28 ..... 155 167,088
Series 2022A , RB , 5.00% , 07/01/28 ..... 125 134,748
Series 2024B , RB , 5.00% , 07/01/28 ..... 300 323,396
Series 2018C , RB , 5.00% , 07/01/30 ..... 130 139,449
King & Snohomish Counties School District
No. 417 Northshore, Series 2018, GO,
5.00%, 12/01/29 (GTD) ............. 170 183,354
King County School District No. 405 Bellevue
Series 2016 , GO , 5.00% , 12/01/28 ( GTD ) . 185 193,839
Series 2019 , GO , 5.00% , 12/01/28 ( GTD ) . 125 135,968
King County School District No. 414 Lake
Washington
Series 2016 , GO , 4.00% , 12/01/28 ( GTD ) . 50 50,788
Series 2020 , GO , 4.00% , 12/01/28 ( GTD ) . 180 187,831
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 150 158,558
Port of Seattle
Series A , RB , 5.00% , 05/01/28 ......... 100 104,551
Series 2021B , RB , 5.00% , 06/01/28 ..... 100 107,260
Snohomish County Public Utility District No.
1 Electric System, Series 2021A, RB,
5.00%, 12/01/28 ................. 330 357,694
State of Washington
Series 2020C , GO , 5.00% , 02/01/28 ..... 190 203,558
Series 2023B , GO , 5.00% , 02/01/28 ..... 295 316,050
Series 2022C , GO , 5.00% , 02/01/28 ..... 670 717,810
Series 2021C , GO , 5.00% , 02/01/28 ..... 310 332,121
Series 2004C , GO , 0.00% , 06/01/28
( NPFGC )
(a)
.................... 75 66,211

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2020B , GO , 5.00% , 06/01/28 ..... USD 120 $ 129,349
Series 2020E , GO , 5.00% , 06/01/28 ..... 400 431,164
Series R-2022D , GO , 4.00% , 07/01/28 ... 565 587,238
Series 2021D , GO , 5.00% , 07/01/28 ..... 170 183,526
Series 2020A , GO , 5.00% , 08/01/28 ..... 350 378,431
Series R-2018D , GO , 5.00% , 08/01/28 ... 120 127,044
Series 2021A , GO , 5.00% , 08/01/28 ..... 195 210,840
Series 2022A , GO , 5.00% , 08/01/28 ..... 155 167,591
Series 2017B , GO , 5.00% , 08/01/28 ..... 245 253,890
Series 2017A , GO , 5.00% , 08/01/28 ..... 210 217,620
Series R-2017A , GO , 5.00% , 08/01/28 ... 150 155,443
Series 2018C , GO , 5.00% , 02/01/30 ..... 355 378,830
Series 2018B , COP , 5.00% , 07/01/30 .... 230 246,277
Series 2018C , GO , 5.00% , 02/01/31 ..... 190 202,356
Series 2018D , GO , 5.00% , 02/01/31 ..... 105 112,008
Series 2019B , GO , 5.00% , 06/01/31 ..... 100 107,099
University of Washington, Series 2020C, RB,
5.00%, 04/01/28 ................. 320 343,059
Washington State University, Series 2016, RB,
5.00%, 10/01/28 ................. 145 149,267
14,225,404
West Virginia — 0.4%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/28 ..... 85 91,558
Series 2019A , GO , 5.00% , 06/01/28 ..... 390 420,090
Series 2018A , GO , 5.00% , 12/01/28 ..... 110 118,426
Series 2019A , GO , 5.00% , 12/01/28 ..... 310 336,951
Series 2018A , GO , 5.00% , 12/01/29 ..... 100 107,303
Series 2018B , GO , 5.00% , 12/01/30 ..... 125 133,618
Series 2018B , GO , 5.00% , 06/01/31 ..... 385 410,200
West Virginia Commissioner of Highways,
Series 2017A, RB, 5.00%, 09/01/28 ..... 225 237,470
West Virginia Lottery Excess Lottery, Series
2018A, RB, 5.00%, 07/01/30 ......... 75 80,425
1,936,041
Wisconsin — 1.2%
City of Madison, Series 2021A, GO,
4.00%, 10/01/28 ................. 140 146,029
Milwaukee Metropolitan Sewerage District,
Series 2021A, GO, 4.00%, 10/01/28 ..... 75 78,200
State of Wisconsin
Series 2019A , GO , 4.00% , 05/01/28 ..... 235 238,850
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2019B , GO , 4.00% , 05/01/28 ..... USD 210 $ 215,667
Series 2019A , RB , 5.00% , 05/01/28 ..... 300 317,736
Series 2020B , GO , 5.00% , 05/01/28 ..... 420 452,339
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 110 118,470
Series 2021-2 , GO , 5.00% , 05/01/28 ..... 250 269,250
Series 2016-2 , GO , 5.00% , 11/01/28 ..... 125 129,672
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 75 78,881
Series 2017-2 , GO , 5.00% , 11/01/28 ..... 280 294,490
Series 20173 , GO , 5.00% , 11/01/28 ..... 465 489,064
Series 2021A , GO , 5.00% , 05/01/31 ..... 130 139,153
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/28 . 380 409,892
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 220 232,268
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 65 68,625
Series 2021A , RB , 5.00% , 07/01/28 ..... 90 97,230
Series 2023I , RB , 5.00% , 07/01/28 ...... 815 880,475
4,656,291
Total Long-Term Investments — 98 .7%
(Cost: $ 331,792,546 ) .............................. 328,268,353
Shares
Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 3.49%
(d) (e)
......... 250,836 250,861
Total Short-Term Securities — 0 .1%
(Cost: $ 250,861 ) ................................. 250,861
Total Investments — 98 .8%
(Cost: $ 332,043,407 ) .............................. 328,519,214
Other Assets Less Liabilities — 1.2% .................... 3,837,305
Net Assets — 100.0% ...............................
$ 332,356,519
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 5,757,568 $ — $ (5,506,741)
(a)
$ 46 $ (12) $ 250,861 250,836 $ 26,276 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
iBonds
®
Dec 2028 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 328,268,353 $ — $ 328,268,353
Short-Term Securities
Money Market Funds ...................................... 250,861 — — 250,861
$ 250,861 $ 328,268,353 $ — $ 328,519,214
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
VRDN Variable Rate Demand Notes